Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	₽ 96
Deferred tax liabilities, beginning balance	(11,494)
Deferred tax assets (liabilities), net, beginning balance	(11,398)	₽ (14,780)	₽ (9,598)
Adjustment on initial application of IFRS 9	872
Tax benefit (expense) during the period recognised in profit or loss	2,596	3,401	(5,104)
Foreign currency translation effect	(88)	(19)	(78)
Deferred tax assets, ending balance	5,488	96
Deferred tax liabilities, ending balance	(13,506)	(11,494)
Deferred tax assets (liabilities), net, ending balance	(8,018)	(11,398)	(14,780)
Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets (liabilities), net, beginning balance	(11,398)
Deferred tax assets (liabilities), net, ending balance		(11,398)
As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets (liabilities), net, beginning balance	(10,526)
Deferred tax assets (liabilities), net, ending balance		(10,526)
Deferred tax assets property, plant and equipment [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	759	677	1,055
Tax benefit (expense) during the period recognised in profit or loss	(373)	81	(378)
Foreign currency translation effect		1
Deferred tax assets, ending balance	386	759	677
Deferred tax assets property, plant and equipment [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	759
Deferred tax assets, ending balance		759
Deferred tax assets property, plant and equipment [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	759
Deferred tax assets, ending balance		759
Deferred tax assets rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	802	694	510
Tax benefit (expense) during the period recognised in profit or loss	(29)	108	184
Deferred tax assets, ending balance	773	802	694
Deferred tax assets rehabilitation provision [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	802
Deferred tax assets, ending balance		802
Deferred tax assets rehabilitation provision [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	802
Deferred tax assets, ending balance		802
Deferred tax assets inventory [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	179	193	73
Tax benefit (expense) during the period recognised in profit or loss	1,537	(9)	134
Foreign currency translation effect		(5)	(14)
Deferred tax assets, ending balance	1,716	179	193
Deferred tax assets inventory [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	179
Deferred tax assets, ending balance		179
Deferred tax assets inventory [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	179
Deferred tax assets, ending balance		179
Deferred tax assets trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	735	831	1,112
Tax benefit (expense) during the period recognised in profit or loss	52	(92)	(253)
Foreign currency translation effect	3	(4)	(28)
Deferred tax assets, ending balance	790	735	831
Deferred tax assets trade and other receivables [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	735
Deferred tax assets, ending balance		735
Deferred tax assets trade and other receivables [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	735
Deferred tax assets, ending balance		735
Deferred tax assets loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	313	118	224
Adjustment on initial application of IFRS 9	822
Tax benefit (expense) during the period recognised in profit or loss	(815)	195	(106)
Deferred tax assets, ending balance	320	313	118
Deferred tax assets loans and borrowings [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	313
Deferred tax assets, ending balance		313
Deferred tax assets loans and borrowings [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,135
Deferred tax assets, ending balance		1,135
Deferred tax assets finance lease liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	983	1,121	1,508
Tax benefit (expense) during the period recognised in profit or loss	(141)	(138)	(389)
Foreign currency translation effect	1		2
Deferred tax assets, ending balance	843	983	1,121
Deferred tax assets finance lease liabilities [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	983
Deferred tax assets, ending balance		983
Deferred tax assets finance lease liabilities [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	983
Deferred tax assets, ending balance		983
Deferred tax assets trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	656	700	763
Tax benefit (expense) during the period recognised in profit or loss	213	(31)	(70)
Foreign currency translation effect		(13)	7
Deferred tax assets, ending balance	869	656	700
Deferred tax assets trade and other payables and other liabilities [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	656
Deferred tax assets, ending balance		656
Deferred tax assets trade and other payables and other liabilities [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	656
Deferred tax assets, ending balance		656
Deferred tax assets net operating loss carry-forwards [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	7,972	4,715	10,611
Tax benefit (expense) during the period recognised in profit or loss	5,646	3,248	(5,807)
Foreign currency translation effect	5	9	(89)
Deferred tax assets, ending balance	13,623	7,972	4,715
Deferred tax assets net operating loss carry-forwards [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	7,972
Deferred tax assets, ending balance		7,972
Deferred tax assets net operating loss carry-forwards [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	7,972
Deferred tax assets, ending balance		7,972
Deferred tax assets other [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	86	59	324
Tax benefit (expense) during the period recognised in profit or loss	(15)	26	(264)
Foreign currency translation effect	3	1	(1)
Deferred tax assets, ending balance	74	86	59
Deferred tax assets other [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	86
Deferred tax assets, ending balance		86
Deferred tax assets other [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	86
Deferred tax assets, ending balance		86
Deferred tax liabilities property plant and equipment [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(15,869)	(15,665)	(16,199)
Tax benefit (expense) during the period recognised in profit or loss	429	(193)	497
Foreign currency translation effect	(28)	(11)	37
Deferred tax liabilities, ending balance	(15,468)	(15,869)	(15,665)
Deferred tax liabilities property plant and equipment [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(15,869)
Deferred tax liabilities, ending balance		(15,869)
Deferred tax liabilities property plant and equipment [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(15,869)
Deferred tax liabilities, ending balance		(15,869)
Deferred tax liabilities mineral licenses [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(6,652)	(7,216)	(7,701)
Tax benefit (expense) during the period recognised in profit or loss	276	564	485
Deferred tax liabilities, ending balance	(6,376)	(6,652)	(7,216)
Deferred tax liabilities mineral licenses [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(6,652)
Deferred tax liabilities, ending balance		(6,652)
Deferred tax liabilities mineral licenses [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(6,652)
Deferred tax liabilities, ending balance		(6,652)
Deferred tax liabilities inventory [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(801)	(684)	(604)
Tax benefit (expense) during the period recognised in profit or loss	(28)	(117)	(83)
Foreign currency translation effect	(5)		3
Deferred tax liabilities, ending balance	(834)	(801)	(684)
Deferred tax liabilities inventory [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(801)
Deferred tax liabilities, ending balance		(801)
Deferred tax liabilities inventory [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(801)
Deferred tax liabilities, ending balance		(801)
Deferred tax liabilities trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(330)	(124)	(224)
Tax benefit (expense) during the period recognised in profit or loss	(160)	(207)	100
Foreign currency translation effect	(9)	1
Deferred tax liabilities, ending balance	(499)	(330)	(124)
Deferred tax liabilities trade and other receivables [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(330)
Deferred tax liabilities, ending balance		(330)
Deferred tax liabilities trade and other receivables [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(330)
Deferred tax liabilities, ending balance		(330)
Deferred tax liabilities loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(112)	(103)	(454)
Adjustment on initial application of IFRS 9	50
Tax benefit (expense) during the period recognised in profit or loss	(3,835)	(9)	350
Foreign currency translation effect	(1)		1
Deferred tax liabilities, ending balance	(3,898)	(112)	(103)
Deferred tax liabilities loans and borrowings [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(112)
Deferred tax liabilities, ending balance		(112)
Deferred tax liabilities loans and borrowings [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(62)
Deferred tax liabilities, ending balance		(62)
Deferred tax liabilities trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(119)	(96)	(596)
Tax benefit (expense) during the period recognised in profit or loss	(161)	(25)	496
Foreign currency translation effect	(57)	2	4
Deferred tax liabilities, ending balance	(337)	(119)	₽ (96)
Deferred tax liabilities trade and other payables and other liabilities [member] | Adjustment on initial application of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(119)
Deferred tax liabilities, ending balance		(119)
Deferred tax liabilities trade and other payables and other liabilities [member] | As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	₽ (119)
Deferred tax liabilities, ending balance		₽ (119)